Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross		$ 800,154	$ 1,100,551	$ 874,858	$ 1,123,890
Liquidity risk [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			392,053
Share based compensation	$ 187,837
Long-term debt, gross			1,102,838
Interest on long-term debt	363,341
Commitments			232,569
Total			2,278,638
Liquidity risk [Member] | 2023 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			392,053
Share based compensation	94,403
Long-term debt, gross			2,287
Interest on long-term debt	77,774
Commitments			108,101
Total			674,618
Liquidity risk [Member] | 2024 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			0
Share based compensation	62,189
Long-term debt, gross			2,287
Interest on long-term debt	77,774
Commitments			45,541
Total			187,791
Liquidity risk [Member] | 2025 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			0
Share based compensation	31,245
Long-term debt, gross			71,367
Interest on long-term debt	77,313
Commitments			42,872
Total			222,797
Liquidity risk [Member] | 2026 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			0
Share based compensation	0
Long-term debt, gross			484,893
Interest on long-term debt	54,401
Commitments			22,592
Total			561,886
Liquidity risk [Member] | 2027 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			0
Share based compensation	0
Long-term debt, gross			0
Interest on long-term debt	37,263
Commitments			4,835
Total			42,098
Liquidity risk [Member] | Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			0
Share based compensation	0
Long-term debt, gross			542,004
Interest on long-term debt	$ 38,816
Commitments			8,628
Total			$ 589,448